Summary of Significant Accounting Policies - Common stock subject to possible redemption reflected on the balance sheet (Details) - USD ($)		3 Months Ended			12 Months Ended
	Jan. 14, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Gross proceeds	$ 116,150,000
Plus:
Shares subject to possible redemption	11,500,000
Common stock subject to possible redemption
Summary of Significant Accounting Policies
Gross proceeds					$ 115,000,000
Less:
Proceeds allocated to Public Warrants					(3,565,000)
Issuance costs allocated to Public Shares					(997,733)
Redemption		$ (4,893,008)		$ (109,436,586)
Plus:
Accretion of carrying value to redemption value		39,463	$ 95,533	170,661	6,862,708
Common stock subject to possible redemption		$ 3,276,038	$ 8,129,583	$ 8,034,050	$ 117,299,975
Shares subject to possible redemption		305,410			11,500,000